Cash and Investments Held in Trust Account (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Investment Held In Trust Account [Abstract]
Schedule of fair value on a recurring basis
Description	Level	December 31, 2021	December 31, 2020
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	1	$14,869,184	$15,364,991